Form N-1A Supplement	Nov. 17, 2025
Defiance Daily Target 2X Long MRNA ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus,
and Statement of Additional Information (“SAI”),
each dated October 27, 2025

Effective immediately, the Fund’s listing exchange has been changed to NYSE Arca, Inc. Accordingly, all references to the Fund’s listing exchange in the Prospectus and SAI are hereby amended and restated to reflect NYSE Arca, Inc.

Please retain this Supplement for future reference.